Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
9. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

(In thousands)	December 31, 2023	December 31, 2022
Prepaid vendor expenses	$2,520	$1,717
Prepaid insurance	446	1,894
Capitalized transaction costs*	—	1,233
Prepaid directors and officers insurance	2,518	—
Prepaid maintenance	60	181
Prepaid non-aircraft subscriptions	113	135
MRO revenue in excess of billings	581	292
Deferred commission	514	413
	$6,752	$5,865
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*The capitalized transaction costs consist of advisory, legal, and other professional fees that are specific incremental costs directly attributable to the offering of securities associated with the Closing of the Merger. On the Closing Date, these capitalized transaction costs were reclassified from prepaid expenses and other current assets to a reduction to additional paid-in capital.
10. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	June 30, 2024	December 31, 2023
Prepaid vendor expenses	$2,253	$2,520
Prepaid insurance	243	446
Prepaid directors and officers insurance	1,259	2,518
Prepaid maintenance	7	60
Prepaid non-aircraft subscriptions	375	113
MRO revenue in excess of billings	697	581
Deferred commission	560	514
	$5,394	$6,752